SCHEDULE OF INTANGIBLE ASSET (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Software	$ 8,601	$ 8,564	$ 7,896
Less: Accumulated amortization	(7,509)	(7,295)	(5,956)
Intangible asset, net	$ 1,092	$ 1,269	$ 1,940